Note 21 - Subsequent Events	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)

Declaration and payment of dividends (common stock):
On
July 1, 2020
,
the Company declared a dividend for the quarter ended
June 30, 2020,
of
$0.10
per share on its common stock, which is payable on
August 7, 2020
,
to stockholders of record of common stock as of
July 22, 2020
.

(b)
Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E):
On
July 1, 2020
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock, a dividend of
$0.546875
per share on its Series D Preferred Stock and a dividend of
$0.554688
per share on its Series E Preferred Stock, which were all paid on
July 15, 2020
to holders of record as of
July 14, 2020
.

(c)	Sale of vessels: On July 3, 2020 and on July 7, 2020, the vessels Kawasaki and Kokura were delivered to their buyers, respectively (Note 6 ).

(d)
Delivery of newbuild vessel:
On
July 24, 2020,
the Company took delivery from the shipyard the
12,690
TEU containership
YM Triumph
(ex
Hull Nr
YZJ2015
-
2057
) the
first
of a series of
five
sister vessels ordered in
May 2018.
On
July 25, 2020,
the vessel commenced its
ten
-year charter employment.

(e)
Vessel acquisition:
On
August 4, 2020,
Costamare agreed to acquire the
JPO Scorpius
, a
2007
- built,
2,500
TEU container vessel, which is a member of a chartering pool (the "Pool"). The vessel will remain in the Pool after the completion of the acquisition. A company
50%
indirectly owned by Mr. Konstantakopoulos (Note
3
(c)), provides and will continue to provide chartering brokerage services to all of the Pool's vessels, including the
JPO Scorpius
.